5. EQUIPMENT	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Note 5. EQUIPMENT

		December 31, 2015			December 31, 2014
		Accumulated	Net Book		Accumulated	Net Book
	Cost	Depreciation	Value	Cost	Depreciation	Value

Office equipment	$57,207	$46,282	$10,925	$81,314	$60,877	$20,437
Computer equipment	276,534	231,335	45,199	363,823	290,361	73,462
Field equipment	181,925	134,245	47,680	217,036	141,797	75,239
Buildings	40,053	34,673	5,380	48,762	40,334	8,428

	$555,719	$446,535	$109,184	$710,935	$533,369	$177,566